Amplify Etho Climate Leadership U.S. ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 96.3%	Shares	Value
Communication Services - 5.5%
Cargurus, Inc.(a)	27,659	$724,666
Cars.com, Inc.(a)	37,161	732,072
Electronic Arts, Inc.	4,812	670,456
Eventbrite, Inc. - Class A(a)	116,498	563,850
Interpublic Group of Cos., Inc.	19,562	569,058
John Wiley & Sons, Inc. - Class A	16,896	687,667
Netflix, Inc.(a)	1,053	710,649
New York Times Co. - Class A	14,771	756,423
Omnicom Group, Inc.	6,598	591,841
Paramount Global - Class B	54,228	563,429
Take-Two Interactive Software, Inc.(a)	4,300	668,607
TechTarget, Inc.(a)	19,292	601,332
TEGNA, Inc.	42,719	595,503
T-Mobile US, Inc.	3,911	689,040
Verizon Communications, Inc.	15,214	627,425
		9,752,018

Consumer Discrertionary - 0.3%
Asbury Automotive Group, Inc.(a)	2,709	617,300

Consumer Discretionary - 13.0%
Beazer Homes USA, Inc.(a)	19,458	534,706
Booking Holdings, Inc.	178	705,147
Burlington Stores, Inc.(a)	2,749	659,760
Carter's, Inc.	7,537	467,068
Cheesecake Factory, Inc.	17,655	693,665
Chegg, Inc.(a)	84,314	266,432
Chipotle Mexican Grill, Inc.(a)	11,050	692,283
Columbia Sportswear Co.	7,863	621,806
Crocs, Inc.(a)	4,439	647,828
Deckers Outdoor Corp.(a)	680	658,206
Denny's Corporation(a)	71,238	505,790
Etsy, Inc.(a)	9,288	547,806
Floor & Decor Holdings, Inc. - Class A(a)	4,924	489,495
Frontdoor, Inc.(a)	19,591	661,980
Gentex Corp.	17,674	595,791
Gentherm, Inc.(a)	11,087	546,811
G-III Apparel Group Ltd.(a)	22,004	595,648
Haverty Furniture Cos., Inc.	18,707	473,100
Helen of Troy Ltd.(a)	5,539	513,687
iRobot Corp.(a)(b)	72,902	664,137
La-Z-Boy, Inc.	16,966	632,492
LCI Industries	5,187	536,232
Lear Corp.	4,408	503,438
Levi Strauss & Co. - Class A	31,937	615,745
Lithia Motors, Inc.	2,122	535,699
Marriott Vacations Worldwide Corp.	5,925	517,371
Meritage Homes Corp.	3,639	588,972
Modine Manufacturing Co.(a)	6,707	671,974
Movado Group, Inc.	23,148	575,459
Planet Fitness, Inc. - Class A(a)	10,194	750,176
Ralph Lauren Corp.	3,400	595,204
Ross Stores, Inc.	4,349	631,997
Steven Madden Ltd.	15,097	638,603
Tesla, Inc.(a)	3,632	718,700
TJX Cos., Inc.	6,295	693,080
Tri Pointe Homes, Inc.(a)	16,509	614,960
Valvoline, Inc.(a)	14,321	618,667
Wayfair, Inc. - Class A(a)	9,403	495,820
YETI Holdings, Inc.(a)	16,560	631,764
		23,107,499

Consumer Staples - 4.4%
Church & Dwight Co., Inc.	6,119	634,418
Coty, Inc. - Class A(a)	53,361	534,677
Edgewell Personal Care Co.	16,517	663,818
Estee Lauder Cos., Inc. - Class A	4,142	440,709
Ingredion, Inc.	5,464	626,721
Kimberly-Clark Corp.	4,935	682,017
Kroger Co.	11,173	557,868
Performance Food Group Co.(a)	8,552	565,373
Sprouts Farmers Market, Inc.(a)	9,900	828,234
SunOpta, Inc.(a)	92,907	501,698
Sysco Corp.	7,863	561,339
TreeHouse Foods, Inc.(a)	16,386	600,383
USANA Health Sciences, Inc.(a)	13,162	595,449
		7,792,704

Financials - 16.7%
Ally Financial, Inc.	15,724	623,771
Amerant Bancorp, Inc.	27,406	622,116
American Express Co.	2,804	649,266
Arthur J Gallagher & Co.	2,554	662,278
Associated Banc-Corp.	29,676	627,647
Atlantic Union Bankshares Corp.	18,077	593,829
Bank of Hawaii Corp.	10,231	585,316
Bank OZK	14,043	575,763
BankUnited, Inc.	22,798	667,298
BOK Financial Corp.	6,939	635,890
Brown & Brown, Inc.	7,293	652,067
Cambridge Bancorp	9,365	646,185
Camden National Corp.	19,041	628,353
Cass Information Systems, Inc.	13,252	531,008
Cohen & Steers, Inc.	8,302	602,393
Columbia Banking System, Inc.	32,987	656,111
Comerica, Inc.	11,608	592,472
Commerce Bancshares, Inc./MO	12,000	669,360
Discover Financial Services	4,869	636,914
Essent Group Ltd.	10,725	602,638
First Busey Corp.	26,540	642,533
First Financial Bancorp	28,471	632,626
First Horizon Corp.	41,450	653,667
First Interstate BancSystem, Inc. - Class A	23,458	651,429
Global Payments, Inc.	4,777	461,936
Hamilton Lane, Inc. - Class A	5,663	699,834
Hancock Whitney Corp.	13,863	663,067
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	22,476	665,290
Huntington Bancshares, Inc./OH	45,761	603,130
Jack Henry & Associates, Inc.	3,675	610,124
KeyCorp	40,374	573,715
LPL Financial Holdings, Inc.	2,417	675,068
Mastercard, Inc. - Class A	1,327	585,419
MSCI, Inc.	1,139	548,713
NMI Holdings, Inc. - Class A(a)	19,736	671,813
OneMain Holdings, Inc.	12,494	605,834
Pacific Premier Bancorp, Inc.	26,592	610,818
PayPal Holdings, Inc.(a)	9,529	552,968
PennyMac Financial Services, Inc.	7,008	662,957
Piper Sandler Cos.	3,216	740,227
Primerica, Inc.	2,523	596,891
Sandy Spring Bancorp, Inc.	27,531	670,655
Selective Insurance Group, Inc.	5,848	548,718
Visa, Inc. - Class A	2,288	600,531
Voya Financial, Inc.	8,635	614,380
W R Berkley Corp.	7,218	567,190
Webster Financial Corp.	12,573	548,057
Wintrust Financial Corp.	6,114	602,596
		29,720,861

Health Care - 14.1%
Agios Pharmaceuticals, Inc.(a)	21,827	941,180
Allogene Therapeutics, Inc.(a)	142,747	332,601
Alnylam Pharmaceuticals, Inc.(a)	4,164	1,011,852
Amgen, Inc.	2,230	696,763
AMN Healthcare Services, Inc.(a)	10,081	516,450
Arrowhead Pharmaceuticals, Inc.(a)	22,311	579,863
AtriCure, Inc.(a)	20,975	477,601
BioMarin Pharmaceutical, Inc.(a)	7,309	601,750
Bruker Corp.	6,796	433,653
Catalyst Pharmaceuticals, Inc.(a)	40,046	620,313
Cytokinetics, Inc.(a)	9,108	493,471
DexCom, Inc.(a)	4,603	521,888
Editas Medicine, Inc.(a)	85,999	401,615
Edwards Lifesciences Corp.(a)	6,679	616,939
Elanco Animal Health, Inc.(a)	39,203	565,699
Exact Sciences Corp.(a)	9,246	390,643
Exelixis, Inc.(a)	26,900	604,443
Glaukos Corp.(a)	6,772	801,466
Haemonetics Corp.(a)	7,481	618,903
IDEXX Laboratories, Inc.(a)	1,184	576,845
Insulet Corp.(a)	3,724	751,503
Integer Holdings Corp.(a)	5,472	633,603
Ionis Pharmaceuticals, Inc.(a)	14,725	701,794
Merck & Co., Inc.	4,839	599,068
Merit Medical Systems, Inc.(a)	8,427	724,301
Moderna, Inc.(a)	5,990	711,313
Neurocrine Biosciences, Inc.(a)	4,629	637,274
Nevro Corp.(a)	44,190	372,080
Pacira BioSciences, Inc.(a)	21,845	624,985
Penumbra, Inc.(a)	2,861	514,894
Pfizer, Inc.	23,000	643,540
Premier, Inc. - Class A	28,881	539,208
Protagonist Therapeutics, Inc.(a)	22,062	764,448
Repligen Corp.(a)	3,470	437,428
ResMed, Inc.	3,223	616,947
Ultragenyx Pharmaceutical, Inc.(a)	13,676	562,084
United Therapeutics Corp.(a)	2,779	885,250
Veeva Systems, Inc. - Class A(a)	2,756	504,376
Veracyte, Inc.(a)	28,798	624,053
Vertex Pharmaceuticals, Inc.(a)	1,527	715,735
Zoetis, Inc.	3,774	654,261
		25,022,083

Industrials - 12.5%
A.O. Smith Corp.	7,135	583,500
AAON, Inc.	7,247	632,228
Alamo Group, Inc.	2,602	450,146
Atkore, Inc.	3,353	452,420
Bloom Energy Corp. - Class A(a)(b)	56,803	695,269
Brady Corp. - Class A	10,813	713,874
CSG Systems International, Inc.	12,385	509,890
Dayforce, Inc.(a)	9,639	478,094
Franklin Covey Co.(a)	16,258	617,804
Franklin Electric Co., Inc.	5,977	575,705
HNI Corp.	14,144	636,763
Illinois Tool Works, Inc.	2,380	563,965
John Bean Technologies Corp.	6,085	577,892
Kelly Services, Inc. - Class A	25,492	545,784
Lennox International, Inc.	1,307	699,219
Liquidity Services, Inc.(a)	34,319	685,694
Matson, Inc.	5,680	743,910
MSA Safety, Inc.	3,298	619,002
MYR Group, Inc.(a)	3,612	490,185
NORDSON Corp.	2,327	539,724
Paychex, Inc.	5,199	616,393
Paycom Software, Inc.	3,210	459,158
Plug Power, Inc.(a)(b)	185,496	432,206
Resideo Technologies, Inc.(a)	28,472	556,912
Robert Half, Inc.	8,052	515,167
Rockwell Automation, Inc.	2,192	603,414
Rush Enterprises, Inc. - Class A	11,927	499,384
SiteOne Landscape Supply, Inc.(a)	3,657	443,996
SS&C Technologies Holdings, Inc.	9,917	621,498
Steelcase, Inc. - Class A	48,803	632,487
Thermon Group Holdings, Inc.(a)	19,511	600,158
TPI Composites, Inc.(a)(b)	219,311	875,051
Trex Co., Inc.(a)	6,400	474,368
United Rentals, Inc.	885	572,356
Verisk Analytics, Inc.	2,709	730,211
W.W. Grainger, Inc.	629	567,509
Watts Water Technologies, Inc. - Class A	3,004	550,844
Xylem, Inc./NY	4,940	670,012
		22,232,192

Information Technology - 25.5%(c)
A10 Networks, Inc.	46,626	645,770
Adobe Systems, Inc.(a)	1,265	702,758
Advanced Micro Devices, Inc.(a)	3,536	573,575
Amkor Technology, Inc.	19,798	792,316
Analog Devices, Inc.	3,228	736,823
Ansys, Inc.(a)	1,839	591,239
Apple, Inc.	3,722	783,928
Applied Materials, Inc.	3,096	730,625
Arista Networks, Inc.(a)	2,203	772,107
Autodesk, Inc.(a)	2,452	606,747
Badger Meter, Inc.	3,946	735,337
BlackLine, Inc.(a)	9,886	478,977
Box, Inc. - Class A(a)	22,541	595,984
Cadence Design System, Inc.(a)	2,052	631,503
CDW Corp./DE	2,497	558,929
Cisco Systems, Inc.	12,789	607,605
Cognex Corp.	15,048	703,645
Cohu, Inc.(a)	19,152	633,931
CTS Corp.	13,642	690,694
Datadog, Inc. - Class A(a)	5,166	669,979
DocuSign, Inc.(a)	10,720	573,520
Dropbox, Inc. - Class A(a)	26,267	590,220
Dynatrace, Inc.(a)	13,747	615,041
Enphase Energy, Inc.(a)	5,277	526,170
Entegris, Inc.	4,542	614,987
EPAM Systems, Inc.(a)	2,313	435,098
Extreme Networks, Inc.(a)	55,310	743,920
F5, Inc.(a)	3,368	580,071
Gartner, Inc.(a)	1,340	601,740
GoDaddy, Inc. - Class A(a)	5,381	751,780
HubSpot, Inc.(a)	1,019	600,996
Infinera Corp.(a)	105,825	644,474
InterDigital, Inc.	5,994	698,661
Intuit, Inc.	983	646,037
IPG Photonics Corp.(a)	7,039	594,021
KLA Corp.	915	754,427
Lam Research Corp.	658	700,671
Lattice Semiconductor Corp.(a)	8,160	473,198
Littelfuse, Inc.	2,635	673,480
Lumentum Holdings, Inc.(a)	13,482	686,503
MaxLinear, Inc.(a)	34,215	689,090
Microsoft Corp.	1,517	678,023
MKS Instruments, Inc.	4,799	626,653
MongoDB, Inc.(a)	1,780	444,929
Monolithic Power Systems, Inc.	944	775,666
NetApp, Inc.	6,082	783,362
NetScout Systems, Inc.(a)	29,220	534,434
Novanta, Inc.(a)	3,654	596,004
Nutanix, Inc. - Class A(a)	10,345	588,113
NVIDIA Corp.	7,070	873,428
Okta, Inc.(a)	6,102	571,208
Power Integrations, Inc.	8,922	626,235
PTC, Inc.(a)	3,380	614,045
Pure Storage, Inc. - Class A(a)	12,281	788,563
Qualcomm, Inc.	3,772	751,307
Rambus, Inc.(a)	10,328	606,873
Rogers Corp.(a)	5,379	648,761
Salesforce, Inc.	2,121	545,309
ScanSource, Inc.(a)	14,492	642,141
ServiceNow, Inc.(a)	838	659,229
Smartsheet, Inc. - Class A(a)	16,581	730,890
Teradyne, Inc.	5,658	839,025
Texas Instruments, Inc.	3,664	712,758
Trimble, Inc.(a)	9,918	554,615
Twilio, Inc. - Class A(a)	10,440	593,096
Universal Display Corp.	3,789	796,637
VeriSign, Inc.(a)	3,369	599,008
Workday, Inc. - Class A(a)	2,341	523,354
Zoom Video Communications, Inc. - Class A(a)	9,765	577,990
Zscaler, Inc.(a)	3,314	636,918
		45,355,151

Materials - 2.5%
AptarGroup, Inc.	4,437	624,774
Balchem Corp.	4,120	634,274
Berry Global Group, Inc.	10,555	621,162
Element Solutions, Inc.	25,556	693,079
Greif, Inc. - Class B	9,183	573,845
Kronos Worldwide, Inc.	54,105	679,018
Stepan Co.	7,090	595,276
		4,421,428

Utilities - 1.8%
American States Water Co.	8,836	641,228
American Water Works Co., Inc.	5,225	674,861
California Water Service Group	14,593	707,615
Middlesex Water Co.	12,158	635,377
Sunnova Energy International, Inc.(a)(b)	104,022	580,443
		3,239,524
TOTAL COMMON STOCKS (Cost $168,912,617)		171,260,760

REAL ESTATE INVESTMENT TRUSTS - 3.7%
AGNC Investment Corp.	64,474	615,082
American Assets Trust, Inc.	29,132	651,974
Apple Hospitality REIT, Inc.	38,971	566,639
Easterly Government Properties, Inc.	55,460	686,040
Essential Properties Realty Trust, Inc.	23,941	663,405
Hudson Pacific Properties, Inc.	98,971	476,051
Prologis, Inc.	4,903	550,656
Rexford Industrial Realty, Inc.	12,690	565,847
Ryman Hospitality Properties, Inc.	5,523	551,527
Sunstone Hotel Investors, Inc.	57,300	599,358
Xenia Hotels & Resorts, Inc.	42,531	609,469
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,901,389)		6,536,048

SHORT-TERM INVESTMENTS - 1.7%
Investments Purchased with Proceeds from Securities Lending - 1.7%
First American Government Obligations Fund - Class X, 4.65%(d)	3,027,870	3,027,870

Money Market Funds - 0.0%(e)
Invesco Government & Agency Portfolio - Institutional Class, 5.25%(d)	44,333	44,332
TOTAL SHORT-TERM INVESTMENTS (Cost $3,072,202)		3,072,202

TOTAL INVESTMENTS - 101.7% (Cost $178,886,208)		$180,869,010
Liabilities in Excess of Other Assets - (1.7)%		(2,984,966)
TOTAL NET ASSETS - 100.0%		$177,884,044

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $2,657,618 which represented 1.5% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(e)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

Amplify Etho Climate Leadership U.S. ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	171,260,760	–	–	171,260,760
Real Estate Investment Trusts	6,536,048	–	–	6,536,048
Investments Purchased with Proceeds from Securities Lending	3,027,870	–	–	3,027,870
Money Market Funds	44,332	–	–	44,332
Total Investments	180,869,010	–	–	180,869,010

Refer to the Schedule of Investments for additional information.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of June 30, 2024, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.